Intangible Assets (Text Block)	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets [Text Block]
Intangible Assets

The gross carrying amount and accumulated amortization of our intangible assets, other than goodwill, are as follows:

	December 31, 2011			December 31, 2010
	Gross Assets	Accumulated Amortization	Net	Gross Assets	Accumulated Amortization	Net
	(in thousands)
Core-developed technology	$387,606	$(305,285)	$82,321	$378,705	$(274,198)	$104,507
Customer contracts and relationships	278,581	(131,418)	147,163	282,997	(110,539)	172,458
Trademarks and trade names	71,854	(62,206)	9,648	73,194	(59,235)	13,959
Other	11,153	(10,785)	368	24,256	(23,510)	746
Total intangible assets	$749,194	$(509,694)	$239,500	$759,152	$(467,482)	$291,670

A summary of the intangible asset account activity is as follows:

	Year Ended December 31,
	2011	2010
	(in thousands)
Beginning balance, intangible assets, gross	$759,152	$806,256
Intangible assets acquired	12,797	—
Assets transferred to held for sale	(4,964)	—
Assets no longer in use written-off	(8,450)	—
Effect of change in exchange rates	(9,341)	(47,104)
Ending balance, intangible assets, gross	$749,194	$759,152

Intangible assets held for sale are classified within other current assets, are reported at the lower of carrying value or fair value less costs to sell, and are no longer amortized. As of December 31, 2011, due to the expected sale of certain operations of the Water operating segment, the net carrying value of intangible assets totaling $2.6 million was transferred from intangible assets to other current assets. Refer to Note 13 for additional disclosure on held for sale assets.

During 2011, certain assets that had been fully amortized and were no longer in use were removed from our asset ledger.

Intangible assets of our international subsidiaries are recorded in their respective functional currency; therefore, the carrying amounts of intangible assets increase or decrease, with a corresponding change in accumulated OCI, due to changes in foreign currency exchange rates.

Estimated future annual amortization expense is as follows:

Years ending December 31,	Estimated Annual Amortization
(in thousands)
2012	$46,399
2013	38,213
2014	30,853
2015	25,442
2016	20,916
Beyond 2016	77,677
Total intangible assets, net	$239,500